UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1886

Seligman Capital Fund, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 9/30/05

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman Capital Fund, Inc.
Schedule of Investments (unaudited)
September 30, 2005

	Shares or Principal Amount		Value
Common Stocks 96.9%
Aerospace and Defense 3.8%
Goodrich	121,600	shs.	$ 5,391,744
Precision Castparts	187,200		9,940,320
Rockwell Collins	108,400		5,237,888
			20,569,952
Airlines 0.4%
Southwest Airlines	159,800		2,373,030
Auto Components 0.5%
BorgWarner	46,700		2,636,682
Beverages 0.5%
Pepsi Bottling Group	89,600		2,558,080
Biotechnology 3.8%
Celgene*	52,300		2,837,013
Cubist Pharmaceuticals*	54,100		1,165,044
Encysive Pharmaceuticals*	133,800		1,575,495
Genomic Health*	83,100		963,960
Martek Biosciences*	164,400		5,776,194
MedImmune*	73,500		2,471,805
Panacos Pharmaceuticals*	134,800		1,310,930
Pharmion*	68,600		1,496,166
Rigel Pharmaceuticals*	65,900		1,560,841
Telik*	64,000		1,046,400
			20,203,848
Building Products 1.3%
American Standard	149,500		6,959,225
Capital Markets 1.3%
Legg Mason	34,600		3,795,274
T. Rowe Price Group	45,600		2,975,172
			6,770,446
Chemicals 1.2%
Ecolab	197,900		6,318,947
Commercial Banks 0.7%
Synovus Financial	145,400		4,030,488
Commercial Services and Supplies 5.6%
Allied Waste Industries*	1,176,600		9,942,270
Cintas	176,000		7,225,680
Corrections Corporation of America*	102,600		4,073,220
Herman Miller	296,900		8,994,585
			30,235,755
Communications Equipment 0.3%
Scientific-Atlanta	44,300		1,661,693
Computers and Peripherals 2.3%
Avid Technology*	59,400		2,461,239
Electronics For Imaging*	161,900		3,714,795
SanDisk*	68,400		3,299,958
Sun Microsystems*	687,200		2,697,260
			12,173,252
Construction and Engineering 3.3%
Fluor	98,600		6,347,868
Jacobs Engineering Group*	168,400		11,350,160
			17,698,028
Diversified Consumer Services 0.4%
H&R Block	95,200		2,282,896
Diversified Financial Services 1.6%
Chicago Mercantile Exchange Holdings	14,600		4,924,580
Moody's	66,700		3,407,036
			8,331,616
Electrical Equipment 0.5%
Rockwell Automation	46,200		2,443,980
Electronic Equipment and Instruments 2.2%
Agilent Technologies*	268,700		8,799,925
Cogent*	112,000		2,659,440
Symbol Technologies	34,851		337,358
			11,796,723
Energy Equipment and Services 4.0%
BJ Services	162,600		5,851,974
Dril-Quip*	147,400		7,075,200
Grant Prideco*	72,200		2,934,930
Smith International	168,400		5,609,404
			21,471,508
Energy Traders 0.6%
AES*	208,000		3,417,440
Food and Staples Retailing 0.5%
Whole Foods Market	20,300		2,727,812
Food Products 2.8%
Dean Foods*	110,200		4,282,372
McCormick	163,400		5,331,742
J.M. Smucker	116,200		5,640,348
			15,254,462
Health Care Equipment and Supplies 4.1%
Advanced Neuromodulation Systems*	50,300		2,386,987
C.R. Bard	61,700		4,074,051
Biomet	50,700		1,759,543
Conor Medsystems*	103,700		2,432,802
Gen-Probe*	69,900		3,454,108
Hologic*	41,200		2,379,300
I-Flow*	198,100		2,710,999
Thermo Electron*	87,600		2,706,840
			21,904,630
Health Care Providers and Services 9.0%
Caremark Rx*	98,500		4,918,105
Cerner*	40,750		3,540,564
Coventry Health Care*	61,850		5,320,337
Eclipsys*	193,100		3,443,939
eResearch Technology*	188,500		2,673,873
Health Net*	96,000		4,542,720
Humana*	94,000		4,500,720
Laboratory Corporation of America Holdings*	98,200		4,783,322
LifePoint Hospitals*	73,700		3,222,164
Matria Healthcare*	105,900		3,992,960
Quest Diagnostics	50,500		2,552,270
Henry Schein*	66,000		2,812,920
The TriZetto Group*	142,000		2,005,040
			48,308,934
Hotels, Restaurants and Leisure 2.6%
Cheesecake Factory*	111,650		3,486,271
Hilton Hotels	195,800		4,370,256
International Game Technology	121,900		3,291,300
Starwood Hotels & Resorts Worldwide	48,200		2,755,594
			13,903,421
Household Durables 0.7%
Fortune Brands	46,900		3,814,377
Internet and Catalog Retail 1.2%
Blue Nile*	202,400		6,393,816
Internet Software and Services 1.1%
Marchex (Class B)*	343,100		5,680,020
IT Services 5.1%
Cognizant Technology Solutions (Class A)*	93,200		4,340,790
Fiserv*	124,400		5,704,362
Global Payments	41,600		3,233,152
Iron Mountain*	59,800		2,194,660
Paychex	208,500		7,728,053
Satyam Computer Services (ADR)	143,600		4,339,592
			27,540,609
Leisure Equipment and Products 0.5%
SCP Pool	83,400		2,909,826
Machinery 0.6%
ITT Industries	26,800		3,044,480
Media 1.6%
EchoStar Communications (Class A)	88,800		2,628,036
Sirius Satellite Radio*	410,200		2,680,657
XM Satellite Radio Holdings (Class A)*	88,900		3,191,954
			8,500,647
Metals and Mining 0.7%
Phelps Dodge	28,000		3,638,040
Oil, Gas and Consumable Fuels 5.0%
EOG Resources	99,800		7,475,020
Noble Energy	249,000		11,678,100
XTO Energy	171,700		7,781,444
			26,934,564
Personal Products 2.5%
NBTY*	169,100		3,973,850
Nu Skin Enterprises (Class A)	206,000		3,924,300
USANA Health Sciences*	115,000		5,484,925
			13,383,075
Pharmaceuticals 4.9%
Allergan	75,600		6,926,472
Andrx*	77,000		1,187,725
Forest Laboratories*	113,000		4,403,610
K-V Pharmaceutical (Class A)*	128,300		2,279,891
MGI PHARMA*	49,500		1,153,350
Sepracor*	97,100		5,727,443
Shire Pharmaceuticals Group (ADR)	69,500		2,569,763
Taro Pharmaceutical Industries*	87,900		2,260,788
			26,509,042
Semiconductors and Semiconductor Equipment 9.2%
Advanced Analogic Technologies*	218,800		2,463,688
Advanced Micro Devices*	282,200		7,111,440
Analog Devices	117,600		4,367,664
Broadcom (Class A)*	153,900		7,220,219
KLA-Tencor	94,000		4,582,970
Linear Technology	184,900		6,949,467
Marvell Technology Group*	81,100		3,739,116
Maxim Integrated Products	100,400		4,281,558
National Semiconductor	184,300		4,847,090
Silicon Laboratories*	128,700		3,910,550
			49,473,762
Software 3.2%
Autodesk	70,100		3,255,093
Citrix Systems*	65,000		1,633,775
Intuit*	58,800		2,633,064
Mercury Interactive*	69,500		2,751,505
NAVTEQ*	103,000		5,144,850
salesforce.com*	67,000		1,549,040
			16,967,327
Specialty Retail 5.1%
Abercrombie & Fitch (Class A)	57,100		2,846,435
Bed Bath & Beyond*	68,800		2,764,728
Chico's FAS*	157,200		5,784,960
Guitar Center*	96,500		5,327,282
Michaels Stores	91,900		3,038,214
TJX	123,600		2,531,328
Tractor Supply*	112,800		5,146,500
			27,439,447
Textiles, Apparel and Luxury Goods 0.4%
Coach*	77,100		2,417,856
Wireless Telecommunication Services 1.8%
Alamosa Holdings*	237,200		4,056,120
American Tower (Class A)*	116,900		2,916,655
NII Holdings (Class B)*	34,400		2,905,080
			9,877,855
Total Common Stocks			520,557,591

Repurchase Agreement 4.6%
State Street Bank 3.1%, dated 9/30/2005, maturing 10/3/2005, in the amount of $24,642,364, collateralized by: $25,415,000 US Treasury Notes 3.625%, 7/15/2006, with a fair market value of $25,129,081.	$24,636,000		24,636,000

Total Investments 101.5%			545,193,591
Other Assets Less Liabilities (1.5)%			(7,777,326)
Net Assets 100.0%			$ 537,416,265

___________
*    Non-income producing security.
ADR -  American Depositary Receipts.

The cost of investments for federal income tax purposes was $479,805,040. The tax basis gross appreciation and depreciation of portfolio securities were $74,782,437 and $9,393,886, respectively. Net unrealized appreciation was $65,388,551.

Note: Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated, the Fund's investment adviser, based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

ITEM 2. CONTROLS AND PROCEDURES.

a.
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN CAPITAL FUND, INC.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	November 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	November 22, 2005

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	November 22, 2005

SELIGMAN CAPITAL FUND, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.